Other payables and accrued expenses (Tables)	12 Months Ended
Dec. 31, 2017
Other payables and accrued expenses
	2017	2016
	US$’000	US$’000
Dividend payables	84	79
Deposits received from customers	1,877	1,113
Rental deposit received	7	14
Amount due to related parties	20	-
Other payables	723	994
Other tax payables	10	58
	2,721	2,258

ZHEJIANG TIANLAN
Other payables and accrued expenses
	2017	2016
	RMB’000	RMB’000
Deposits received from customers	52,777	35,225
Accrued expenses	10,751	10,116
Other payables	1,076	1,227
Deferred income	7,846	4,610
Amount due to a related company	-	5
	72,450	51,183

ZHEJIANG JIAHUAN
Other payables and accrued expenses
	2017	2016
	RMB’000	RMB’000
Deposits received from customers	4,938	10,979
Accrued expenses	2,909	2,795
Other payables	69	137
	7,916	13,911